Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] $ / shares in Units, $ in Thousands	Feb. 01, 2024 USD ($) Location shares	Jan. 25, 2024 $ / shares
Commercial Specialists, Inc., [Member]
Subsequent Event [Line Items]
Number of locations in which the company operates | Location	2
Stock issued for acquisition | shares	1,904
Fair value of equity shares issued or issuable	$ 750
Cash consideration for business acquisition	6,042
Cash acquired	1,292
Annual sales	13,000
Repayments of debt	$ 562
Common Stock [Member]
Subsequent Event [Line Items]
Date of Board Approval for Increase in Annual Cash Dividend Rate		Jan. 25, 2024
Effective date of increase in cash dividend rate		2024-04
Common Stock [Member] | Previous Rate [Member]
Subsequent Event [Line Items]
Cash dividend, common stock and Class B common stock current rate | $ / shares		$ 9.8
Common Stock [Member] | Current Rate [Member]
Subsequent Event [Line Items]
Cash dividend, common stock and Class B common stock current rate | $ / shares		$ 10.8